UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2010

Check here if Amendment [ ];  Amendment Number:
This Amendment (Check only one):  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Castle Point Capital Management, LLC
Address:  20 Horseneck Lane, 2nd Floor
          Greenwich Ct 06830

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:    Andrew J. Turchin
Title:   Chief Financial Officer
Phone:   203-862-3162
Signature, Place, and Date of Signing:

  Andrew J. Turchin	Greenwich, CT 06830	Nov 12, 2010

Report Type (Check only one):

[ X ]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   0

Form 13F Information Table Entry Total:   24

Form 13F Information Table Value Total:    $224,520

List of Other Included Managers:

None
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                                                  FORM 13 F INFORMATION TABLE

Name of Issuer                       Title Cusip      Mkt Val     Shr/Prn     Shr/ Put/ Inv        Other     Voting Authority
                                     Class            (USD)       Amount     Prn   Call Discretion Managers Sole   Shared  None

AERCAP HOLDINGS NV ORD CMN            COM  N00985106   7,098,000     600,000 SH           SOLE             600,000
AMERICAS CAR MART                     COM  03062T105     844,000      33,525 SH           SOLE              33,525
ANNALY CAPITAL MANAGEMENT, INC CMN    COM  035710409  12,320,000     700,000 SH           SOLE             700,000
BROADRIDGE FINANCIAL SOLUTIONS INC    COM  11133T103   5,718,000     250,000 SH           SOLE             250,000
CIT GROUP INC CMN CLASS A             COM  125581801  10,205,000     250,000 SH           SOLE             250,000
CHATHAM LODGING TR COM                COM  12608T102   2,233,000     120,000 SH           SOLE             120,000
CHUBB CORP CMN                        COM  171232101  14,248,000     250,000 SH           SOLE             250,000
WTS/FIRST FINANCIAL BANCORP 12.90     WTS  320209117   2,287,000     298,938 SH           SOLE             298,938
GENWORTH FINANCIAL INC CMN CLASS A    COM  37247D106   6,110,000     500,000 SH           SOLE             500,000
GLOBAL INDEMNITY PLC CMN              COM  G39319101   5,188,000     323,260 SH           SOLE             323,260
GOLDMAN SACHS GROUP, INC. CMN         COM  38141G104   5,783,000      40,000 SH           SOLE              40,000
JPMORGAN CHASE & CO CMN               COM  46625H100  11,418,000     300,000 SH           SOLE             300,000
MB FINANCIAL INC. NEW CMN             COM  55264U108   6,488,000     400,000 SH           SOLE             400,000
MASTERCARD INCORPORATED CMN CLASS A   COM  57636Q104  16,800,000      75,000 SH           SOLE              75,000
PENNYMAC MTG INVT TR CMN              COM  70931T103  13,619,000     761,279 SH           SOLE             761,279
WTS/THE PNC FINANCIAL SERVICES GRP    WTS  693475121   2,122,000     200,000 SH           SOLE             200,000
PROGRESSIVE CORPORATION CMN           COM  743315103  12,522,000     600,000 SH           SOLE             600,000
RENAISSANCE RE HOLDINGS LTD CMN       COM  G7496G103  14,990,000     250,000 SH           SOLE             250,000
CHARLES SCHWAB CORPORATION CMN        COM  808513105  10,425,000     750,000 SH           SOLE             750,000
STARWOOD PROPERTY TRUST INC CMN       COM  85571B105  13,909,000     700,000 SH           SOLE             700,000
STATE STREET CORPORATION(NEW) CMN     COM  857477103  13,181,000     350,000 SH           SOLE             350,000
U.S. BANCORP CMN                      COM  902973304  21,620,000   1,000,000 SH           SOLE           1,000,000
WELLS FARGO & COMPANY CMN             COM  949746101   1,256,000      50,000 SH           SOLE              50,000
WESTERN UNION COMPANY CMN             COM  959802109  14,136,000     800,000 SH           SOLE             800,000
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